UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30,2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sunrise Partners LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-05431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Randall U. Tam
Title:    Vice President, Dawn General Partner Corp., Manager
Phone:    203-861-3288
Signature, Place and Date of Signing:

    Randall U. Tam    Greenwich, Connecticut  AUGUST 14,2000

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $134,922


List of Other Included Managers:

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC                      COM              008117103      642    10000 SH       SOLE                    10000
AETNA INC                      COM              008117103      687    10700 SH  PUT  SOLE                        0
ALCATEL SA - ADR               ADR              013904305     7686   115584 SH       SOLE                   115584
<ACQ>APEX INC                  COM              037548104     5522   119500 SH       SOLE                   119500
BURR-BROWN CORP                COM              122574106      720     8300 SH       SOLE                     8300
BCE INC                        COM              05534B109      983    41300 SH       SOLE                    41300
BLAZE SOFTWARE INC             COM              09347T109     1093    80278 SH       SOLE                    80278
BIOVAIL CORP 6.75% 3/31/25 CMW CVPFD            09067J208    13858   260000 SH       SOLE                   260000
CFM TECHNOLOGIES INC           COM              12525K106     1886   121700 SH       SOLE                   121700
CHINA YUCHAI INTL LTD          COM              G21082105      610  1220200 SH       SOLE                  1220200
E'TOWN CORP                    COM              269242103     2068    31128 SH       SOLE                    31128
FINANCIAL SECURITY ASSURANCE   COM              31769P100     2945    38820 SH       SOLE                    38820
GENERAL MOTORS CORP            COM              370442105      205     3529 SH       SOLE                     3529
INPRISE CORPORATION            COM              45766C102      282    46000 SH       SOLE                    46000
KROLL-O'GARA CO                COM              501050108      276    41300 SH       SOLE                    41300
LYCOS INC                      COM              550818108     2830    52180 SH       SOLE                    52180
MITSUBISHI BK CV 3.00%11/30/02 SDBCV            55262XAA2     7210  7000000 PRN      SOLE                  7000000
MONTANA POWER CO               COM              612085100    15135   428600 SH       SOLE                   428600
INCO LTD CV PFD 5.50% SR E     CVPFD            453258808     5900   159200 SH       SOLE                   159200
NAB CV PF 7.875% UNIT          CVPFD            632525309     1693    60000 SH       SOLE                    60000
NTL INCORPORATED               COM              629407107      494     8249 SH       SOLE                     8249
PRICELINE.COM INC              COM              741503106     3039    80000 SH  PUT  SOLE                        0
PHARMACIA CORPORATION          COM              71713U102      476     9200 SH  PUT  SOLE                        0
PECHINEY S.A. - SPONS ADR A    ADR              705151207      201     9700 SH       SOLE                     9700
QWEST COMMUNICATIONS INTL      COM              749121109      275     5534 SH       SOLE                     5534
QWEST COMMUNICATIONS INTL      COM              749121109     1322    26600 SH  PUT  SOLE                        0
ROGERS COMM CV 2% 11/26/05     SDBCV            775109AE1    40668 41383000 PRN      SOLE                 41383000
SNYDER COMMUNICATIONS INC      COM              832914105     2498   105208 SH       SOLE                   105208
AT&T CORP                      COM              001957109      455    14400 SH  PUT  SOLE                        0
UNION CARBIDE CORP             COM              905581104      832    16800 SH       SOLE                    16800
SEAGRAM CO LTD                 COM              811850106     9366   161480 SH       SOLE                   161480
VASTAR RESOURCES INC           COM              922380100     1495    18200 SH       SOLE                    18200
VERIO INC                      COM              923433106     1570    28300 SH       SOLE                    28300